Schedule of Cost of Revenues (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Cost of referral partners	¥ 3,199,118	¥ 3,017,871	¥ 2,424,579
Service fee paid to third-party payment platforms	101,748	129,453	104,627
Salary and welfare benefits	6,828	7,790	2,070
Tax and surcharges and others	3,106	2,454	1,241
Amortization and depreciation	2,100	2,100	2,391
Cloud service fees	1,477	1,525	1,838
Total	¥ 3,314,377	¥ 3,161,193	¥ 2,536,746